Warrants	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Warrants
Note 11.	Warrants
In connection with the issuance of the 2015 Loan Notes, Genius Sports issued the lenders Warrants to purchase 218,852 common shares at any time prior to the expiration of the Warrants. The Warrants have an exercise price of $0.0001 per share and provide for certain adjustments to the number of common shares exercisable dependent on realized economics of a sale of Genius Sports. The Warrants are classified as liabilities as the contractual adjustments to the number of common shares underlying the Warrants are not fully indexed to Genius Sports’ own equity. The Warrants had a fair value of $5.0 million as of January 1, 2018 and were subsequently remeasured on September 7, 2018 in connection with the Genius Sports acquisition, when the Warrants were exercised for 136,707 common shares pursuant to contractual terms. The change in fair value of $4.1 million was recorded in the consolidated statement of operations in the predecessor period. As the Warrants have an exercise price of $0.0001 per share, the fair value of the Warrants is estimated as the fair value of the underlying common shares as of the acquisition date.